Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of composition and movement of property, plant and equipment
	Land and Buildings (1)	Machinery and Equipment (1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2021	$33,658	31,299	31	8,112	1,139	74,239
Additions	885	2,140	-	1,260	45	4,329

Balance as of December 31, 2021	34,543	33,439	31	9,371	1,184	78,568

Accumulated Depreciation

Balance as of January 1, 2021	20,049	22,110	20	5,961	420	48,560
Depreciation	1,042	1,694	3	847	115	3,701

Balance as of December 31, 2021	21,091	23,804	23	6,808	535	52,261

Depreciated cost as of December 31, 2021	$13,451	$9,635	$8	$2,563	$649	$26,307

(1)	Including labor costs charged in 2021 to the cost of facilities, machinery and equipment in the amount of $775 thousands.

	Land and Buildings (1)	Machinery and Equipment (1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2020	$32,714	$28,198	$85	$7,218	$1,139	$69,354
Additions	944	3,175	-	894	-	5,013
Sale and write-off	-	(74)	(54)		-	(128)

Balance as of December 31, 2020	33,658	31,299	31	8,112	1,139	74,239

Accumulated Depreciation

Balance as of January 1, 2020	18,639	20,524	70	5,267	304	44,804
Depreciation	1,410	1,660	4	694	116	3,884
Sale and write-off	-	(74)	(54)	-	-	(128)

Balance as of December 31, 2020	20,049	22,110	20	5,961	420	48,560

Depreciated cost as of December 31, 2020	$13,609	$9,189	$11	$2,151	$719	$25,679

(1)	Including labor costs charged in 2020 to the cost of facilities, machinery and equipment in the amount of $746 thousands.

Schedule of leasing rights of land from israel land administration
	December 31,
	2021	2020
	U.S. Dollars in thousands

Under finance lease	$1,150	$980